Note 6 - Warrant Liabilities - Schedule of Warrant Liabilities 1 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
As of December 31, 2021	$ 8,335	$ 143,237
Warrants issued	0	37,037
Fair Value Adjustment of Warrants	(6,390)	(47,000)
As of December 31, 2022	1,945	8,335
Liberty Warrants and Liberty Advisory Fee Warrant [Member]
As of December 31, 2021	6,191	0
Warrants issued	0	30,853
Fair Value Adjustment of Warrants	(5,009)	(24,662)
As of December 31, 2022	1,182	6,191
Pipe Warrant [Member]
As of December 31, 2021	311	0
Warrants issued	0	1,312
Fair Value Adjustment of Warrants	(252)	(1,001)
As of December 31, 2022	59	311
The 8.63 Warrants [Member]
As of December 31, 2021	1,833	0
Warrants issued	0	4,872
Fair Value Adjustment of Warrants	(1,129)	(2,702)
As of December 31, 2022	$ 704	$ 1,833